FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
The Group
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative financial instruments	£ 8,341	£ 8,494
Trading and other	6,979	6,798
Hedging	672	1,105
Derivative financial assets not including due from related party undertakings	7,651	7,903
Due from fellow Lloyds Banking Group undertakings	690	591
The Group | Investment grade
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Trading and other	5,942	5,531
Hedging	667	1,047
Derivative financial assets not including due from related party undertakings	6,609	6,578
The Group | Other
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Trading and other	1,037	1,267
Hedging	5	58
Derivative financial assets not including due from related party undertakings	1,042	1,325
The Group | Other | Sub-investment grade
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative financial instruments	969	953
The Group | Other | Not rated
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative financial instruments	73	372
The Group | Net credit risk
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative financial instruments	4,968	4,317
The Group | Cash collateral received/ pledged
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative financial instruments	2,702	2,186
The Group | OECD banks
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative financial instruments	151	120
The Bank
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative financial instruments	12,595	13,638
Trading and other	4,588	4,322
Hedging	240	179
Derivative financial assets not including due from related party undertakings	4,828	4,501
Due from fellow Lloyds Banking Group undertakings	7,767	9,137
The Bank | Investment grade
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Trading and other	4,442	4,113
Hedging	237	178
Derivative financial assets not including due from related party undertakings	4,679	4,291
The Bank | Other
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Trading and other	146	209
Hedging	3	1
Derivative financial assets not including due from related party undertakings	149	210
The Bank | Other | Sub-investment grade
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative financial instruments	135	135
The Bank | Other | Not rated
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative financial instruments	14	75
The Bank | Net credit risk
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative financial instruments	9,843	10,326
The Bank | Cash collateral received/ pledged
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative financial instruments	1,308	786
The Bank | OECD banks
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative financial instruments	£ 116	£ 66